Trade, other payables and financial liabilities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Trade, other payables and financial liabilities
19.	Trade, other payables and financial liabilities

	2022	2021
Account payables	$166,660	$112,596
Account payables to related parties	1,004	7,948

	167,664	120,544
Others	1,175	786

	$168,839	$121,330

See details of the account due to related parties in note 23.